February 13, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Calvert Variable Products, Inc. (the “Registrant”) on behalf of:

Calvert VP S&P 500 Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Calvert VP Nasdaq 100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP EAFE International Index Portfolio

Calvert VP Investment Grade Bond Index Portfolio

Calvert VP Volatility Managed Moderate Portfolio

Calvert VP Volatility Managed Moderate Growth Portfolio

Calvert VP Volatility Managed Growth Portfolio (the “Portfolios”)

Post-Effective Amendment No. 89 (1933 Act File No. 002-90309)

Amendment No. 90 (1940 Act File No. 811-04000) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) of the Portfolios, as well as Exhibits.  Calvert VP SRI Mid Cap Portfolio and Calvert VP SRI Balanced Portfolio, each a series of Calvert Variable Series, Inc. (“CVS”), are part of the prospectus and SAI, and are included in a separate filing being made on February 13, 2017 by CVS.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act for the purpose of combining multiple prospectuses and SAIs for different classes of the Portfolios into one set of documents as well as revising certain disclosures related to series of the Registrant.  The Amendment also incorporates changes to reflect that Calvert Research and Management (“CRM”) became the investment adviser to the Portfolios on December 31, 2016 following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (“CIM”) and certain of its affiliates pursuant to which CRM acquired substantially all of the business assets of CIM, after satisfying various closing conditions including shareholder approval of a new investment advisory agreement, and also incorporates other changes related to the transaction.  Similar changes were incorporated into filings made with the Commission on behalf of The Calvert Fund, Calvert Responsible Index Series, Inc., Calvert Impact Fund, Inc., Calvert Social Investment Fund and Calvert World Values Fund, Inc. under Rule 485(a) on December 2, 2016.

Securities and Exchange Commission
February 13, 2017

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.  Upon request, we can provide redline versions of the Registrant’s statutory prospectus and statement of additional information against the 485(b) filings made on April 28, 2016 via email to our reviewer. We note the following:

•

On June 8, 2016, the Registrant’s Board of Directors of Calvert Variable Products, Inc. approved a resolution to reorganize Calvert VP Natural Resources Portfolio and Calvert VP SRI Large Cap Core Portfolio (each, an “Acquired Fund” and collectively, the “Acquired Funds”) into Calvert VP Russell 2000 Small Cap Index Portfolio, also a series of the Registrant (the “Acquiring Fund”).  The reorganization involved a transfer of all of the assets of each Acquired Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Funds.  Shareholders of the Acquired Funds voted to approve the reorganization on September 9, 2016. The mergers took place at the close of business on September 23, 2016.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, file exhibits and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (301) 657-7045 or by fax at (617) 672-1535.

Very truly yours,

/s/ Monique S. Pattillo

Monique S. Pattillo

Vice President

Calvert Research and Management